RELATED PARTY TRANSACTIONS (Details) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Nov. 30, 2012 Beijing Lebai USD ($)	Dec. 31, 2011 Company director and CEO Shanghai Chuanxue USD ($)	Aug. 31, 2012 Jin Xin Firstleap Education USD ($)	Jul. 31, 2012 Jin Xin Firstleap Education	Nov. 30, 2012 Xueda Information Beijing Lebai CNY	Dec. 31, 2012 Xueda Information Beijing Lebai USD ($)	Dec. 31, 2012 Yao Jinbo 58 City USD ($)	Dec. 31, 2011 Yao Jinbo 58 City USD ($)	Dec. 31, 2010 Yao Jinbo 58 City USD ($)	Dec. 31, 2012 Yao Jinbo City Wanglin USD ($)	Dec. 31, 2011 Yao Jinbo City Wanglin USD ($)	Dec. 31, 2010 Yao Jinbo City Wanglin USD ($)
RELATED PARTY TRANSACTIONS
Amounts due from related party	$ 1,592	$ 43	$ 1,592	$ 43			10,000	$ 1,592
Purchase consideration	4,786				4,786
Equity ownership interest (as a percent)						12.72%
Annual interest rate (as a percent)							10.00%
Total advertising expense	294								141	493	565	153
Total Rental income	99							99
Unsettled balance									$ 0	$ 0	$ 0	$ 0	$ 0	$ 0